HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 3.5%
474	Aerojet Rocketdyne Holdings, Inc.(a)	$ 26,739
119	General Dynamics Corporation	25,982
57	Northrop Grumman Corporation	26,292
		79,013
	APPAREL & TEXTILE PRODUCTS - 1.8%
1,950	Figs, Inc., Class A(a)	14,040
320	Tapestry, Inc.	13,059
748	Under Armour, Inc., Class A(a)	6,635
828	Under Armour, Inc., Class C(a)	6,657
		40,391
	ASSET MANAGEMENT - 2.2%
150	Diamond Hill Investment Group, Inc.	24,318
936	Franklin Resources, Inc.	25,160
		49,478
	AUTOMOTIVE - 0.6%
391	General Motors Company	12,919

	BANKING - 4.2%
1,452	Amalgamated Financial Corporation	23,639
515	Citigroup, Inc.	24,241
975	Eagle Bancorp, Inc.	24,472
1,411	Hanmi Financial Corporation	22,802
		95,154
	BIOTECHNOLOGY & PHARMACUTICALS - 5.7%
62	Alnylam Pharmaceuticals, Inc.(a)	12,350
266	Blueprint Medicines Corporation(a)	13,579
381	Halozyme Therapeutics, Inc.(a)	12,242
206	Intra-Cellular Therapies, Inc.(a)	12,803
6,261	Lyell Immunopharma, Inc.(a)	12,710
937	Twist Bioscience Corporation(a)	11,694
56	United Therapeutics Corporation(a)	12,887
38	Vertex Pharmaceuticals, Inc.(a)	12,948
502	Vir Biotechnology, Inc.(a)	12,625

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECHNOLOGY & PHARMACUTICALS - 5.7% (Continued)
73	Zoetis, Inc.	$ 12,832
		126,670
	CABLE & SATELLITE - 1.1%
11	Cable One, Inc.	8,342
2,015	Sirius XM Holdings, Inc.	7,657
697	WideOpenWest, Inc.(a)	7,967
		23,966
	CHEMICALS - 2.8%
407	AdvanSix, Inc.	15,336
151	Celanese Corporation	16,042
240	HB Fuller Company	15,881
790	Mativ, Inc.	15,302
		62,561
	COMMERCIAL SUPPORT SERVICES - 2.5%
145	AMN Healthcare Services, Inc.(a)	12,521
523	Schnitzer Steel Industries, Inc., Class A	15,109
635	Stericycle, Inc.(a)	28,988
		56,618
	CONSTRUCTION MATERIALS - 0.7%
582	Summit Materials, Inc., Class A(a)	15,953

	CONSUMER SERVICES - 0.7%
1,776	WW International, Inc.(a)	14,830

	E-COMMERCE DISCRETIONARY - 0.5%
3,416	Stitch Fix, Inc., Class A(a)	11,649

	ELECTRIC UTILITIES – 3.0%
210	ALLETE, Inc.	13,100
143	American Electric Power Company, Inc.	13,216
136	Duke Energy Corporation	13,447
275	PNM Resources, Inc.	13,236
264	Portland General Electric Company	13,364
		66,363

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRICAL EQUIPMENT - 1.1%
612	nVent Electric PLC	$ 25,661

	ENGINEERING & CONSTRUCTION - 1.1%
275	Exponent, Inc.	25,314

	FOOD - 1.6%
693	Hain Celestial Group, Inc. (The)(a)	12,425
46	Hershey Company (The)	12,561
274	Tootsie Roll Industries, Inc.	11,201
		36,187
	GAS & WATER UTILITIES - 0.6%
193	Spire, Inc.	13,072

	HEALTH CARE FACILITIES & SERVICES - 4.0%
6,385	23andMe Holding Company(a)	12,578
2,942	Brookdale Senior Living, Inc.(a)	12,621
189	Centene Corporation(a)	13,028
174	CVS Health Corporation	12,756
27	Elevance Health, Inc.	12,654
1,016	Enhabit, Inc.(a)	12,446
594	SI-BONE, Inc.(a)	13,127
		89,210
	HEALTH CARE REIT - 2.2%
712	LTC Properties, Inc.	23,816
534	Ventas, Inc.	25,659
		49,475
	HOME & OFFICE PRODUCTS - 2.3%
1,536	MillerKnoll, Inc.	26,127
3,210	Steelcase, Inc., Class A	25,680
		51,807
	HOME CONSTRUCTION - 0.7%
336	Taylor Morrison Home Corporation(a)	14,478

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOTEL REIT - 1.1%
2,363	RLJ Lodging Trust	$ 23,866

	HOUSEHOLD PRODUCTS - 1.6%
73	Clorox Company (The)	12,090
1,001	Coty, Inc., Class A(a)	11,882
3,230	Olaplex Holdings, Inc.(a)	11,951
		35,923
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
202	Chart Industries, Inc.(a)	26,886

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
447	Nasdaq, Inc.	24,750

	INSURANCE - 4.4%
593	Employers Holdings, Inc.	23,477
792	Horace Mann Educators Corporation	24,774
697	Jackson Financial, Inc., Class A	25,099
186	Progressive Corporation (The)	25,370
		98,720
	INTERNET MEDIA & SERVICES - 1.7%
1,022	Eventbrite, Inc., Class A(a)	7,430
3,528	Nextdoor Holdings, Inc.(a)	7,444
17,259	Opendoor Technologies, Inc.(a)	23,817
		38,691
	LEISURE FACILITIES & SERVICES - 2.4%
127	Cracker Barrel Old Country Store, Inc.	13,482
1,226	Denny's Corporation(a)	13,744
840	Ruth's Hospitality Group, Inc.	13,574
55	Vail Resorts, Inc.	13,229
		54,029
	LEISURE PRODUCTS - 0.6%
228	Johnson Outdoors, Inc., Class A	13,224

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MACHINERY - 2.4%
525	Federal Signal Corporation	$ 26,975
82	Parker-Hannifin Corporation	26,640
		53,615
	MEDICAL EQUIPMENT & DEVICES - 1.1%
141	Lantheus Holdings, Inc.(a)	12,048
282	Silk Road Medical, Inc.(a)	12,414
		24,462
	OIL & GAS PRODUCERS - 1.7%
630	Occidental Petroleum Corporation	38,764

	OIL & GAS SERVICES & EQUIPMENT - 1.5%
4,891	Oil States International, Inc.(a)	34,433

	PUBLISHING & BROADCASTING - 0.3%
192	New York Times Company (The), Class A	7,632

	RESIDENTIAL REIT - 2.2%
357	Equity LifeStyle Properties, Inc.	24,597
115	Essex Property Trust, Inc.	25,269
		49,866
	RETAIL - CONSUMER STAPLES - 1.1%
160	PriceSmart, Inc.	11,789
340	Walgreens Boots Alliance, Inc.	11,985
		23,774
	RETAIL - DISCRETIONARY - 7.0%
553	Abercrombie & Fitch Company, Class A(a)	13,018
373	Bath & Body Works, Inc.	13,092
182	Best Buy Company, Inc.	13,562
2,476	Chico's FAS, Inc.(a)	12,479
90	Dick's Sporting Goods, Inc.	13,051
2,210	EVgo, Inc.(a)	13,238
320	Foot Locker, Inc.	13,437
472	La-Z-Boy, Inc.	13,561
126	Ross Stores, Inc.	13,448

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 7.0% (Continued)
174	Signet Jewelers Ltd.	$ 12,803
545	Sleep Number Corporation(a)	12,290
112	Williams-Sonoma, Inc.	13,556
		157,535
	RETAIL REIT - 1.1%
406	Regency Centers Corporation	24,941

	SEMICONDUCTORS - 2.3%
297	Advanced Micro Devices, Inc.(a)	26,543
207	Axcelis Technologies, Inc.(a)	24,488
		51,031
	SOFTWARE - 4.8%
432	Bumble, Inc., Class A(a)	7,867
395	Ceridian HCM Holding, Inc.(a)	25,075
273	Oracle Corporation	25,858
2,645	SecureWorks Corporation, Class A(a)	23,990
269	Workiva, Inc.(a)	25,130
		107,920
	STEEL - 1.4%
332	Commercial Metals Company	15,501
63	Reliance Steel & Aluminum Company	15,611
		31,112
	TECHNOLOGY HARDWARE - 3.4%
166	Arista Networks, Inc.(a)	26,587
577	Clearfield, Inc.(a)	25,203
800	PagerDuty, Inc.(a)	24,048
		75,838
	TECHNOLOGY SERVICES - 5.9%
94	Accenture PLC, Class A	26,347
124	Automatic Data Processing, Inc.	27,280
156	CDW Corporation	26,456
452	Fidelity National Information Services, Inc.	26,541
139	WEX, Inc.(a)	24,652
		131,276

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TELECOMMUNICATIONS - 0.3%
3,148	Lumen Technologies, Inc.	$ 7,461

	TRANSPORTATION & LOGISTICS – 3.9%
280	ArcBest Corporation	26,432
930	International Seaways, Inc.	37,033
137	United Parcel Service, Inc., Class B	24,634
		88,099
	TRANSPORTATION EQUIPMENT - 2.3%
114	Cummins, Inc.	26,795
954	Greenbrier Companies, Inc. (The)	25,233
		52,028

	TOTAL COMMON STOCKS (Cost $2,330,675)	2,236,645

	TOTAL INVESTMENTS – 99.7% (Cost $2,330,675)	$ 2,236,645
	ASSETS IN EXCESS OF OTHER LIABILITIES – 0.3%	6,764
	NET ASSETS - 100.0%	$ 2,243,409

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.